Dividends - Additional Information (Detail)	Nov. 10, 2020 $ / shares
Dividends Payable [Line Items]
Quarterly dividend payment per share	$ 0.36
Cash dividend anticipated payable date	2021-04
First Installment [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 10, 2020
Quarterly dividend payment per share	$ 0.3275
Record Date	Dec. 31, 2020
Cash dividend payable date	Jan. 22, 2021